Defined Contribution Plan - Summary of Company Matching Contribution Vesting Percentage (Detail) - 401(k) Plan [Member] - U.S. [Member]	12 Months Ended
Dec. 31, 2016
Less Than 2 Years [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting Percentage	0.00%
2-Year Anniversary [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting Percentage	20.00%
3-Year Anniversary [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting Percentage	40.00%
4-Year Anniversary [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting Percentage	60.00%
5-Year Anniversary [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting Percentage	80.00%
6-Year Anniversary [Member]
Defined Contribution Plan Disclosure [Line Items]
Vesting Percentage	100.00%